Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Pay vs Performance Disclosure Table
Adjustment To PEO Compensation, Footnote

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following table outlining the past three fiscal years’ executive compensation for our principal executive officer (“PEO”) and Non-PEO executive officers (“NEOs”) and comparative Company performance based on total shareholder return.  We are a smaller reporting company (“SRC”), as defined in Rule 12b-2 under the Exchange Act and have elected to provide in this proxy statement certain scaled disclosures permitted under the Exchange Act for SRCs

Fiscal Year (a)	Summary Compensation Table for PEO(1) (b)	Compensation Actually Paid to PEO(2)(3) (c)	Average Summary Compensation Table Totals For Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (f) (4)	Net Income (or Loss) (g)
2025	$893,302	$496,747	$385,947	$279,558	$(77.49)	$(11,911,434)
2024	$1,404,161	$1,669,179	$296,331	$340,452	$272.38	$(5,808,654)
2023	$287,632	$156,939	$237,188	$140,476	$(64.53)	$(6,712,525)

(1)

The PEO reflects Chris Bunka, who served as the Company’s CEO until August 31, 2024 and Richard Christopher, the Company’s current CEO.  The Non-PEO NEOs noted are John Docherty, the Company’s President & CSO, Michael Shankman, the Company’s current CFO, Nelson Cabatuan, the Company’s CFO from March 2024 to July 2024 and Greg Downey, the Company’s CFO from April 2021 to June 2023;

(2)

The amounts shown in the Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received, but rather reflect compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below;

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718;

(4)

As we have not paid any dividends, cumulative TSR is calculated by dividing $100 by the last closing price in fiscal 2020 to obtain a number of shares, and multiplying that number of shares by the closing price on the last trading day of the relevant measure period.

Named Executive Officers, Footnote [Text Block]

The PEO reflects Chris Bunka, who served as the Company’s CEO until August 31, 2024 and Richard Christopher, the Company’s current CEO.  The Non-PEO NEOs noted are John Docherty, the Company’s President & CSO, Michael Shankman, the Company’s current CFO, Nelson Cabatuan, the Company’s CFO from March 2024 to July 2024 and Greg Downey, the Company’s CFO from April 2021 to June 2023;

Additional 402(v) Disclosure [Text Block]

The amounts shown in the Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received, but rather reflect compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below;

Compensation Actually Paid vs. Net Income
PEOs Prior FYE Current FYE Fiscal Year	08/31/2023 08/31/2024 2024 (1)	08/31/2024 08/31/2025 2025 (1)
SCT Total	1,404,161	893,302
Minus Grant Date Fair Value of Options Awards Granted in Fiscal Year	599,391	317,019
Plus Fair Value at FYE of Outstanding and Unvested Option Awards Granted in Fiscal Year	598,485	72,702
Plus Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years	186,843	(469,257)
Plus Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year	79,081	317,019
Plus Changes in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	-
Minus Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-
Compensation Actually Paid	1,669,179	496,747

Adjustment to Non-PEO NEO Compensation Footnote
NEOs Prior FYE Current FYE Fiscal Year	08/31/2023 08/31/2024 2024	08/31/2024 08/31/2025 2025
SCT Total	296,331	385,947
Minus Grant Date Fair Value of Options Awards Granted in Fiscal Year	162,791	105,097
Plus Fair Value at FYE of Outstanding and Unvested Option Awards Granted in Fiscal Year	55,939	55,258
Plus Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years	91,004	(118,563)
Plus Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year	59,969	62,013
Plus Changes in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	-
Minus Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-
Compensation Actually Paid	340,452	279,558

PEO Total Compensation Amount	$ 893,302	$ 1,404,161	$ 287,632
PEO Actually Paid Compensation Amount	496,747	1,669,179	156,939
Non-PEO NEO Average Total Compensation Amount	385,947	296,331	237,188
Non-PEO NEO Average Compensation Actually Paid Amount	279,558	340,452	140,476
Total Shareholder Return Amount	(77,490)	272,380	(64,530)
Net Income (Loss)	$ (11,911,434)	$ (5,808,654)	$ (6,712,525)
PEO Name	Richard Christopher
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following table outlining the past three fiscal years’ executive compensation for our principal executive officer (“PEO”) and Non-PEO executive officers (“NEOs”) and comparative Company performance based on total shareholder return.  We are a smaller reporting company (“SRC”), as defined in Rule 12b-2 under the Exchange Act and have elected to provide in this proxy statement certain scaled disclosures permitted under the Exchange Act for SRCs

Fiscal Year (a)	Summary Compensation Table for PEO(1) (b)	Compensation Actually Paid to PEO(2)(3) (c)	Average Summary Compensation Table Totals For Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (f) (4)	Net Income (or Loss) (g)
2025	$893,302	$496,747	$385,947	$279,558	$(77.49)	$(11,911,434)
2024	$1,404,161	$1,669,179	$296,331	$340,452	$272.38	$(5,808,654)
2023	$287,632	$156,939	$237,188	$140,476	$(64.53)	$(6,712,525)

(1)

The PEO reflects Chris Bunka, who served as the Company’s CEO until August 31, 2024 and Richard Christopher, the Company’s current CEO.  The Non-PEO NEOs noted are John Docherty, the Company’s President & CSO, Michael Shankman, the Company’s current CFO, Nelson Cabatuan, the Company’s CFO from March 2024 to July 2024 and Greg Downey, the Company’s CFO from April 2021 to June 2023;

(2)

The amounts shown in the Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received, but rather reflect compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below;

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718;

(4)

As we have not paid any dividends, cumulative TSR is calculated by dividing $100 by the last closing price in fiscal 2020 to obtain a number of shares, and multiplying that number of shares by the closing price on the last trading day of the relevant measure period.

PEOs Prior FYE Current FYE Fiscal Year	08/31/2023 08/31/2024 2024 (1)	08/31/2024 08/31/2025 2025 (1)
SCT Total	1,404,161	893,302
Minus Grant Date Fair Value of Options Awards Granted in Fiscal Year	599,391	317,019
Plus Fair Value at FYE of Outstanding and Unvested Option Awards Granted in Fiscal Year	598,485	72,702
Plus Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years	186,843	(469,257)
Plus Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year	79,081	317,019
Plus Changes in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	-
Minus Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-
Compensation Actually Paid	1,669,179	496,747

(1) The 2024 and 2025 fiscal years reflect the combined values for Chris Bunka and Richard Christopher.

NEOs Prior FYE Current FYE Fiscal Year	08/31/2023 08/31/2024 2024	08/31/2024 08/31/2025 2025
SCT Total	296,331	385,947
Minus Grant Date Fair Value of Options Awards Granted in Fiscal Year	162,791	105,097
Plus Fair Value at FYE of Outstanding and Unvested Option Awards Granted in Fiscal Year	55,939	55,258
Plus Change in Fair Value of Outstanding and Unvested Option Awards Granted in Prior Fiscal Years	91,004	(118,563)
Plus Fair Value at Vesting of Option Awards Granted in Fiscal Year That Vested During Fiscal Year	59,969	62,013
Plus Changes in Fair Value as of Vesting Date of Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	-
Minus Fair Value as of Prior Fiscal Year-End of Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-
Compensation Actually Paid	340,452	279,558